Income Taxes (Tables)	6 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Pre-Tax Net Loss
	Year Ended			Six Months Ended
	September 30			March 31
	2017	2018	2019	2019	2020
				(unaudited)
Domestic	$(77,453)	$(173,261)	$(131,189)	$(41,568)	$(21,694)
Foreign	(8,521)	(19,123)	(6,104)	(679)	(4,258)
Total	$(85,974)	$(192,384)	$(137,293)	$(42,247)	$(25,952)

Schedule of Current and Deferred Income Tax Provision (Benefit)
	Year Ended			Six Months Ended
	September 30			March 31
	2017	2018	2019	2019	2020
				(unaudited)
Current provision:
Federal	$—	$—	$—	$—	$—
State	—	5	—	—	—
Foreign	387	806	708	359	161
Total current provision	387	811	708	359	161

Deferred provision:
Federal	—	—	—	—	—
State	—	—	—	—	—
Foreign	—	—	—	—	—
Total deferred provision	—	—	—	—	—

Total	$387	$811	$708	$359	$161

Schedule of Reconciliation Between Actual Tax Expense Benefit and Income Taxes Computed
	Year Ended September 30			Six Months Ended March 31
	2017	2018	2019	2019	2020
				(unaudited)
Income taxes computed at Federal statutory rate	$(29,229)	$(46,705)	$(28,831)	$(8,872)	$(5,450)
Increase (decrease) in rates resulting from:
State tax, net of federal tax benefit	(3,480)	(8,990)	(685)	1,449	(2,869)
Shareholder exit			5,250	1,213	(2,891)
Deferred tax rate adjustment	(257)	(295)	2,314	2,314	(1,722)
Permanent and other	974	386	1,565	1,437	(399)
Meals and entertainment	45	84	334	159	172
Foreign withholding taxes	387	806	708	359	161
Tax law change	—	35,297	—	—	—
Increase (decrease) in valuation allowance	31,947	20,228	20,053	2,300	13,159
Income tax provision	$387	$811	$708	$359	$161

Schedule of Deferred Tax Assets and Liabilities
	Year Ended September 30			Six Months Ended March 31
	2017	2018	2019	2019	2020
				(unaudited)
Deferred tax assets:
Net operating loss	$69,774	$84,216	$100,166	$82,775	$114,863
Accrued participants and residuals	14,563	21,453	25,088	25,426	24,729
Production costs	3,741	4,056	3,390	3,592	4,403
Accrued expenses and other	3,710	3,095	1,916	1,294	2,335
Lease liabilities	—	—	—	—	2,771
Deferred revenue	963	825	1,877	4,622	2,107
Stock compensation	771	544	556	534	605
Intangibles and fixed assets	210	163	210	184	11
Total deferred tax assets	93,731	114,352	133,203	118,427	151,824
Less: valuation allowance	(93,731)	(114,352)	(133,203)	(116,605)	(146,392)
Total net deferred tax assets	$—	$—	$—	$1,822	$5,432

Deferred tax liabilities:
Right of use assets				—	(2,039)
Other				(1,822)	(3,393)
Total net deferred tax liabilities	$—	$—	$—	$(1,822)	$(5,432)

Total net deferred tax assets and liabilities	$—	$—	$—	$—	$—